Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 5,225,701	$ 5,411,880
Fair value	5,602,738	6,139,925
U.S. government and agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	237,510	333,787
Gross unrealized gains	57,321	83,260
Fair value	294,831	417,047
Municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	677,780	704,032
Gross unrealized gains	58,068	123,669
Gross unrealized losses	(9,864)	(9,040)
Fair value	725,984	818,661
Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,572,713	3,482,420
Gross unrealized gains	236,627	423,330
Gross unrealized losses	(43,751)	(7,224)
Fair value	3,765,589	3,898,526
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	320,327	303,649
Gross unrealized gains	62,266	92,986
Gross unrealized losses	(977)	(94)
Fair value	381,616	396,541
Residential mortgage-backed securities ("RMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	154,242	284,885
Gross unrealized gains	5,817	11,708
Gross unrealized losses	(140)	(915)
Fair value	159,919	295,678
Commercial mortgage-backed securities ("CMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	166,927	195,605
Gross unrealized gains	9,091	11,871
Gross unrealized losses	(38)	(6,760)
Fair value	175,980	200,716
Asset-backed securities ("ABS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	87,176	98,415
Gross unrealized gains	2,260	4,652
Gross unrealized losses	(929)	(941)
Fair value	88,507	102,126
Redeemable preferred stock
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	9,026	9,087
Gross unrealized gains	1,286	1,543
Fair value	10,312	10,630
Fixed income securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,225,701	5,411,880
Gross unrealized gains	432,736	753,019
Gross unrealized losses	(55,699)	(24,974)
Fair value	$ 5,602,738	$ 6,139,925